Employee benefits expenses (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefits Expenses Tables
Schedule of employee benefits expenses

(a)	Employee benefits expenses are made up as follow:

	2017	2016	2015
	S/(000)	S/(000)	S/(000)

Wages and salaries	95,684	101,250	87,052
Workers’ profit sharing, note 13	21,554	18,692	23,393
Social contributions	20,626	23,687	17,739
Legal bonuses	14,133	13,477	12,124
Vacations	12,572	11,974	11,338
Long-term compensation, note 13	11,401	16,088	14,159
Cessation payments	9,201	19,184	6,834
Training	2,557	1,510	3,429
Others	1,214	1,432	1,972

	188,942	207,294	178,040

Schedule of allocation of employee benefits expenses
(b)	Employee benefits expenses are allocated as follows:

	2017	2016	2015
	S/(000)	S/(000)	S/(000)

Cost of sales, note 18	76,523	90,139	67,681
Administrative expenses, note 19	94,437	100,059	94,129
Selling and distribution expenses, note 20	17,982	17,096	16,230

	188,942	207,294	178,040